As filed with the Securities and Exchange Commission on May 6, 2011

Registration Nos. 333-36796, 811-09941

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933     [X]

Post-Effective Amendment No. 21

and

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

Amendment No. 22

AMBASSADOR FUNDS

(Exact Name of Registrant as Specified in Charter)

500 Griswold Street, Suite 2800

Detroit, Michigan 48226

(Address of Principal Executive Office, Including Zip Code)

(313) 961-3111

(Registrant’s Telephone Number, Including Area Code)

Brian T. Jeffries, President

Ambassador Capital Management, L.L.C.

500 Griswold Street, Suite 2800

Detroit, Michigan 48226

(Name and Address of Agent for Service)

Copy to:

Arthur Don, Esq.

Greenberg Traurig, LLP

77 West Wacker Drive

Suite 3100

Chicago, IL 60601

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[   ]

Immediately upon filing pursuant to Rule 485(b), or

[ x ]

On June 10, 2011, pursuant to Rule 485(b)

[   ]

60 days after filing pursuant to Rule 485(a)(1), or

[   ]

On__________________, pursuant to Rule 485(a)(1), or

[   ]

75 days after filing pursuant to Rule 485(a)(2), or

[   ]

On __________________, pursuant to Rule 485(a)(2).

If appropriate, check this box:

[   ]

This post-effective amendment designates a new effective date for a previously-filed post effective amendment

Explanatory Note:

This Post-Effective Amendment No. 21 amends only the cover page to Post-Effective Amendment No. 19 in order to designate a new effective date, pursuant to Rule 485(b)(1), for the Registrant’s previously filed post-effective amendment related to the following series of the Ambassador Funds:

Selkirk Opportunities Fund

Selkirk Core Fund

Selkirk Income Fund

Selkirk Bond Fund

Selkirk Short-Term Bond Fund

This Post-Effective Amendment No. 21 is not intended to amend the prospectus and statement of additional information of the other series (Ambassador Money Market Fund) of the Registrant.

2